Share-Based Payments - Summary of Fair Value of Equity Instruments Granted (Detail) (Detail) - Performance Shares [Member] - Gold Fields Limited 2012 Share Plan Amended [member]	12 Months Ended
	Jan. 12, 2018	Jan. 12, 2017	Jan. 12, 2016
Monte Carlo simulation
weighted average historical volatility (based on a statistical analysis of the share price on a weighted moving average basis for the expected term of the option)	58.60%	64.30%	58.10%
expected term (years)	3 years	3 years	3 years
dividend yield	n/a	n/a	n/a
weighted average three-year risk-free interest rate (based on US interest rates)	2.00%	1.60%	0.50%
weighted average fair value (United States Dollar)	5.0	4.2	2.6